RELATED PARTY TRANSACTIONS - Pre-Closing Bridge Notes (Details)	Nov. 02, 2021 USD ($)	Feb. 11, 2021 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 07, 2023 USD ($)
Better HoldCo, Inc. | Class B ordinary shares | Subsequent event
RELATED PARTY TRANSACTIONS
Amount of pre-money equity valuation					$ 6,900,000,000
Aurora Acquisition Corp | Subsequent event | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Percent of discount					75.00%
Amount of pre-money equity valuation					$ 6,900,000,000
Aurora Acquisition Corp | Subsequent event | Better HoldCo, Inc. | Common Stock
RELATED PARTY TRANSACTIONS
Percent of discount					75.00%
Amount of pre-money equity valuation			$ 6,900,000,000	$ 6,900,000,000	$ 6,900,000,000
Aurora Acquisition Corp | Class B ordinary shares | Subsequent event | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Percent of discount			75.00%	75.00%	75.00%	75.00%
Amount of pre-money equity valuation				$ 6,900,000,000		$ 6,900,000,000
Aurora Acquisition Corp | Class B ordinary shares | Subsequent event | Better HoldCo, Inc. | Common Stock
RELATED PARTY TRANSACTIONS
Amount of pre-money equity valuation				$ 6,900,000,000	$ 6,900,000,000
Aurora Acquisition Corp | Series D Preferred Stock | Subsequent event
RELATED PARTY TRANSACTIONS
Percent of discount			50.00%	50.00%	50.00%
Bridge Note Purchase Agreement | SB Northstar LP
RELATED PARTY TRANSACTIONS
Bridge notes purchased	$ 650,000,000
Bridge Note Purchase Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Bridge notes purchased	100,000,000
Bridge Note Purchase Agreement | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Bridge notes issued	$ 750,000,000	$ 750,000,000
Conversion rate of bridge notes into Better Class A common stock	1
Consideration amount per one share	$ 10
Bridge Note Purchase Agreement | Aurora Acquisition Corp | SB Northstar LP
RELATED PARTY TRANSACTIONS
Bridge notes purchased	650,000,000	$ 650,000,000
Bridge Note Purchase Agreement | Aurora Acquisition Corp | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Conversion rate of bridge notes into Better Class A common stock		1
Consideration amount per one share		$ 10
Bridge Note Purchase Agreement | Aurora Acquisition Corp | Sponsor
RELATED PARTY TRANSACTIONS
Bridge notes purchased	$ 100,000,000	$ 100,000,000